VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Preferred Stock—0.8%
Brazil—0.8%
Marcopolo S.A., 7.090%	892 (1)	$1,485
Total Preferred Stock (Identified Cost $1,170)		1,485

Common Stocks—98.2%
Brazil—4.8%
C&A MODAS S.A.	598,000	1,833
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	110,000	2,731
Cia de Saneamento de Minas Gerais Copasa MG	313,000	2,030
Cury Construtora e Incorporadora S.A.	190,000	1,234
MBRF Global Foods Co. S.A.	270,000	984
		8,812

Cayman Islands—6.1%
China Hongqiao Group Ltd.	1,157,000	3,928
Chow Tai Fook Jewellery Group Ltd.	970,000	1,939
Luckin Coffee, Inc. ADR(2)	38,800	1,475
Sany Heavy Equipment International Holdings Co., Ltd.	960,000	1,003
SITC International Holdings Co., Ltd.	300,000	1,155
WH Group Ltd.	1,630,000	1,766
		11,266

China—27.1%
Agricultural Bank of China Ltd. Class H	2,670,000	1,801
Alibaba Group Holding Ltd.	277,000	6,300
Bank of China Ltd. Class H	2,300,000	1,259
Bank of Shanghai Co., Ltd. Class A	737,352	928
China Construction Bank Corp. Class H	840,000	807
CITIC Securities Co. Ltd. Class H	250,000	990
CMOC Group Ltd. Class A	2,000,000	4,411
NetEase, Inc.	230,800	7,023
People’s Insurance Co. Group of China Ltd. (The) Class H	1,950,000	1,707
PetroChina Co., Ltd. Class H	1,440,000	1,310
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	130,000	1,082
Tencent Holdings Ltd.	135,800	11,570
Tingyi Cayman Islands Holding Corp.	525,000	703
Weibo Corp. Sponsored ADR	184,300	2,285
Wingtech Technology Co., Ltd. Class A(2)	133,993	875
	Shares	Value

China—continued
WuXi AppTec Co., Ltd. Class H	164,000	$2,502
Xiaomi Corp. Class B(2)	345,000	2,394
Zijin Mining Group Co., Ltd. Class H	480,000	2,011
		49,958

Colombia—1.0%
Grupo Cibest S.A. ADR	37,200	1,932
Greece—1.4%
Eurobank Ergasias Services & Holdings S.A.	400,000	1,542
Hellenic Telecommunications Organization S.A.	58,500	1,107
		2,649

Hungary—2.9%
OTP Bank Nyrt	62,557	5,403
India—13.2%
Ashok Leyland Ltd.	1,100,000	1,768
Bharat Electronics Ltd.	196,965	896
Bharat Petroleum Corp., Ltd.	615,500	2,355
Cartrade Tech Ltd.(2)	22,400	618
Chambal Fertilisers & Chemicals Ltd.	244,499	1,406
HDFC Bank Ltd. ADR	45,200	1,544
ICICI Bank Ltd. Sponsored ADR	105,532	3,190
InterGlobe Aviation Ltd.	29,000	1,827
Muthoot Finance Ltd.	121,100	4,197
National Aluminium Co., Ltd.	366,000	882
Polycab India Ltd.	12,700	1,042
SBI Life Insurance Co., Ltd.	44,300	893
State Bank of India	98,116	964
Vedanta Ltd.	300,000	1,574
Welspun Corp., Ltd.	125,800	1,215
		24,371

Indonesia—1.9%
Aneka Tambang Tbk	9,864,000	1,870
Bank Central Asia Tbk PT	3,467,400	1,587
		3,457

Panama—0.3%
Intercorp Financial Services, Inc.	14,400	581
Poland—4.2%
Bank Polska Kasa Opieki S.A.	34,000	1,634
ORLEN S.A.	60,000	1,428
PGE Polska Grupa Energetyczna S.A.(2)	1,101,000	3,253
	Shares	Value

Poland—continued
Powszechna Kasa Oszczednosci Bank Polski S.A.	73,000	$1,416
		7,731

Russia—0.0%
Gazprom PJSC(2)(3)(4)	1,323,341	1
LUKOIL PJSC Sponsored ADR(2)(3)(4)	55,455	— (5)
		1

South Africa—1.2%
AVI Ltd.	204,000	1,168
Sanlam Ltd.	214,000	1,036
		2,204

South Korea—9.6%
Hanwha Aerospace Co., Ltd.	2,854	2,252
HD Hyundai Co., Ltd.	6,500	720
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,500	1,025
Hyundai Glovis Co., Ltd.	7,200	849
LG Display Co. Ltd.(2)	255,500	2,624
LG Uplus Corp.	60,000	656
Samsung Electronics Co., Ltd.	25,150	1,504
SK Hynix, Inc.	32,545	8,061
		17,691

Taiwan—15.7%
Accton Technology Corp.	73,000	2,503
Arcadyan Technology Corp.	222,000	1,599
CTBC Financial Holding Co., Ltd.	1,381,000	1,944
Eva Airways Corp.	555,000	694
Posiflex Technology, Inc.	52,000	390
Taiwan Semiconductor Manufacturing Co., Ltd.	509,000	21,794
		28,924

Thailand—2.3%
Advanced Info Service PCL NVDR	476,000	4,275
United Arab Emirates—5.8%
Abu Dhabi Islamic Bank PJSC	235,000	1,394
Dubai Islamic Bank PJSC	854,000	2,227
Emaar Development PJSC	1,004,464	3,678
Emirates NBD Bank PJSC	506,681	3,352
		10,651

See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Shares	Value

	United States—0.7%
Lam Research Corp.	10,000	$1,339
	Total Common Stocks (Identified Cost $135,393)	181,245

	Total Long-Term Investments—99.0% (Identified Cost $136,563)	182,730

	TOTAL INVESTMENTS—99.0% (Identified Cost $136,563)	$182,730
	Other assets and liabilities, net—1.0%	1,932
	NET ASSETS—100.0%	$184,662

Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipts
PCL	Public Company Limited
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Value shown as par value.
(2)	Non-income producing.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(5)	Amount is less than $500 (not in thousands).

Country Weightings†
China	27%
Taiwan	16
India	13
South Korea	10
Cayman Islands	6
United Arab Emirates	6
Brazil	6
Other	16
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$1,485	$1,485	$—
Common Stocks	181,245	181,244	1
Total Investments	$182,730	$182,729	$1
There were no securities valued using significant observable inputs (Level 2) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Emerging Markets Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.